Short-Term Bank Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Bank Borrowings [Abstract]
Short-term bank borrowings
12.	Short-term bank borrowings

In August 2022, the Group borrowed a 6-month loan of RMB30,000 from Bank of China, at annual interest rate of 3.80%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB44,889 as of December 31, 2022. The loan of RMB30,000 from Bank of China was fully repaid in February 2023.

In September 2022, the Group borrowed a 11-month loan of RMB42,500 from Zhejiang Chouzhou Commercial Bank at annual interest rate of 7.50%. The loan was secured by real estate owned by one of equity method investment of the Company, Jiushi (see Note 10) and real estate owned by Suzhou Chaxiaobai Culture & Media Co., Ltd. (“Suzhou Chaxiaobai”). The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai. The loans of RMB42,500 from Zhejiang Chouzhou Commercial Bank borrowed in 2022 were fully repaid in January 2023.